CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (FY) (Parenthetical)	7 Months Ended
Dec. 31, 2019 shares
Initial Public Offering [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Sale of Units (in shares)	25,000,000
Class B [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Forfeiture of ordinary shares (in shares)	937,500